Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Outstanding Warrants to Shareholders	The Company’s outstanding warrants to shareholders as of December 31, 2023 are as follows:
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
1,553,933	2.80	2.35

Schedule of Employee and Director Stock Option Activity and Related Information	A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2023, is as follows:
	2023		2022		2021
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	347,333	$2.79	275,833	$2.40	170,500	$2.30
Changes during the year:
Granted	-	$-	87,500	$2.25	175,000	$3.36
Exercised	(46,500)	$2.16	(1,000)	$2.12	(52,167)	$2.29
Forfeited	-	$-	(15,000)	$2.80	(17,500)	$2.44
Outstanding - year end	300,833	$2.89	347,333	$2.79	275,833	$2.40
Vested and expected to vest	183,333	$2.95	164,166	$2.61	83,334	$2.22
Exercisable at year end	156,666	$3.09	136,499	$2.71	51,667	$2.26

Schedule of Options Granted to Employees and Directors	Options granted to employees and directors that are outstanding as of December 31, 2023 broken into exercise prices, are as follows:
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2023	life (years)	2023	(years)

2.118	13,333	0.83	13,333	0.83
2.176	10,000	1.08	10,000	1.08
2.245	87,500	3.96	-	3.96
2.433	7,500	2.02	5,000	2.02
2.775	20,000	1.96	20,000	1.96
3.195	20,000	2.14	13,333	2.14
3.251	7,500	2.81	5,000	2.81
3.252	100,000	2.81	66,667	2.81
3.863	30,000	2.75	20,000	2.75
4.022	5,000	2.67	3,333	2.67

Grand Total	300,833	2.87	156,666	2.33